                                 UNITED STATES
                        SECURITES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment  [ ];  Amendment Number:

         This Amendment  (Check only one): [  ]  is a restatement
                                           [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Parametric Risk Advisors, LLC

Address:   274 Riverside Avenue
           Westport, CT 06880

Form 13F File Number;

The instructional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brad Berggren
Title: Chief Compliance Officer
Phone: 203-227-1700

/S/ Brad Berggren               Westport, CT                  4/25/2012
-------------------------       ------------------------    --------------------
[Signature]                     [City, State]               [Date]

Report Type  (Check only one.)

[x]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

                              Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:         1

Form 13F Information Table Entry Total:    31,140,832

Form 13 F Information Table Value Total    1,271,518.765 (thousands)

List of Other Included Managers:

No. 1                Form 13F File Number                   Name
-----                --------------------     ----------------------------------
                                              William & Flora Hewlett Foundation

Other Managers Reporting for this Manager:

No.                 Form 13F File Number                    Name

                                                                                                    Voting    Voting       Voting
    Name of         Title of                                Shares/Prn         Investment  Other   Authority Authority   Authority
    Issuer            Class       CUSIP    Market Value      Amount     Sh/Prn Discretion Managers   Sole     Shared        None
---------------   ------------- --------- --------------- ------------- ------ ---------- -------- --------- --------- -------------
3M CO             COMMON SHARES 88579Y101 $    355,055.80      3,980.00 Sh     Sole                                         3,980.00
ABBOTT
LABORATORIES      COMMON SHARES 002824100 $  7,661,250.00    125,000.00 Sh     Sole                                       125,000.00
ACCENTURE
LTD-CL A          COMMON SHARES           $  1,727,374.50     26,781.00 Sh     Sole                                        26,781.00
AECOM
TECHNOLOGY
CORP              COMMON SHARES 00766T100 $    894,800.00     40,000.00 Sh     Sole                                        40,000.00
AFLAC INC         COMMON SHARES 001055102 $    468,454.14     10,186.00 Sh     Sole                                        10,186.00
AGILENT
TECHNOLOGIES
INC               COMMON SHARES 00846U101 $124,628,000.00  2,800,000.00 Sh     Shared        1                          2,800,000.00
ALLERGAN INC      COMMON SHARES 018490102 $  1,173,025.56     12,292.00 Sh     Sole                                        12,292.00
AMAZON.COM
INC               COMMON SHARES 023135106 $  1,304,164.40      6,440.00 Sh     Sole                                         6,440.00
AMERICAN
ELECTRIC
POWER             COMMON SHARES 025537101 $    451,887.54     11,713.00 Sh     Sole                                        11,713.00
AMERICAN
EXPRESS CO        COMMON SHARES 025816109 $  1,521,718.00     26,300.00 Sh     Sole                                        26,300.00
ANADARKO
PETROLEUM
CORP              COMMON SHARES 032511107 $    729,345.40      9,310.00 Sh     Sole                                         9,310.00
APACHE CORP       COMMON SHARES 037411105 $    744,863.04      7,416.00 Sh     Sole                                         7,416.00
APPLE INC         COMMON SHARES 037833100 $  5,546,437.05      9,251.00 Sh     Sole                                         9,251.00
AT&T INC          COMMON SHARES 00206R102 $  1,402,851.60     44,920.00 Sh     Sole                                        44,920.00
AUTODESK INC      COMMON SHARES 052769106 $ 33,856,000.00    800,000.00 Sh     Sole                                       800,000.00
AUTOMATIC
DATA
PROCESSING        COMMON SHARES 053015103 $    381,914.80      6,920.00 Sh     Sole                                         6,920.00
AVALONBAY
COMMUN            COMMON SHARES 053484101 $    602,999.10      4,266.00 Sh     Sole                                         4,266.00
BAIDU INC -
SPON ADR          COMMON SHARES 056752108 $  7,566,191.85     51,905.00 Sh     Sole                                        51,905.00
BALL CORP         COMMON SHARES 058498106 $ 12,864,000.00    300,000.00 Sh     Sole                                       300,000.00
BANK OF NEW
YORK MELLON
CORP              COMMON SHARES 064058100 $    500,697.50     20,750.00 Sh     Sole                                        20,750.00
BAYERISCHE
MOTOREN
WERKE AG          COMMON SHARES           $    234,319.25      3,475.00 Sh     Sole                                         3,475.00
BEAM INC          COMMON SHARES 073730103 $    595,598.33     10,169.00 Sh     Sole                                        10,169.00
BERKSHIRE
HATHAWAY
INC-CL B          COMMON SHARES 084670207 $ 34,082,594.25    419,995.00 Sh     Sole                                       419,995.00
BHP BILLITON
LTD-SPON ADR      COMMON SHARES 088606108 $  3,273,710.80     45,217.00 Sh     Sole                                        45,217.00
BOEING CO         COMMON SHARES 097023105 $    948,366.24     12,752.00 Sh     Sole                                        12,752.00
BOSTON
PROPERTIES        COMMON SHARES 101121101 $    598,652.98      5,702.00 Sh     Sole                                         5,702.00
C.H.
ROBINSON
WORLDWIDE INC     COMMON SHARES 12541W209 $ 10,146,758.64    154,936.00 Sh     Sole                                       154,936.00
CBL &
Associates        COMMON SHARES 124830100 $  3,784,000.00    200,000.00 Sh     Sole                                       200,000.00
CBOE
HOLDINGS INC      COMMON SHARES 12503M108 $  3,410,400.00    120,000.00 Sh     Sole                                       120,000.00
CELGENE CORP      COMMON SHARES 151020104 $  1,605,826.80     20,715.00 Sh     Sole                                        20,715.00
CENTURYLINK
INC               COMMON SHARES 156700106 $    978,424.75     25,315.00 Sh     Sole                                        25,315.00
CHECK POINT
SOFTWARE TECH     COMMON SHARES           $  4,077,460.80     63,870.00 Sh     Sole                                        63,870.00
CISCO
SYSTEMS INC       COMMON SHARES 17275R102 $  7,748,450.55    366,357.00 Sh     Sole                                       366,357.00
CITIGROUP INC     COMMON SHARES 172967101 $  1,101,141.85     30,127.00 Sh     Sole                                        30,127.00
CLEVELAND-CLIFFS
INC               COMMON SHARES 185896107 $    606,371.30      8,755.00 Sh     Sole                                         8,755.00
CME GROUP INC     COMMON SHARES 12572Q105 $  8,452,486.62     29,214.00 Sh     Sole                                        29,214.00
COCA-COLA
CO/THE            COMMON SHARES 191216100 $ 15,703,811.85    212,185.00 Sh     Sole                                       212,185.00
COLGATE-PALMOLIVE
CO                COMMON SHARES 194162103 $  8,748,474.38     89,471.00 Sh     Sole                                        89,471.00
COMCAST
CORP-CL A         COMMON SHARES 20030N101 $    857,385.70     28,570.00 Sh     Sole                                        28,570.00
COMCAST
CORP-SPECIAL
CL A              COMMON SHARES 20030N200 $ 50,167,000.00  1,700,000.00 Sh     Sole                                     1,700,000.00
CONOCOPHILLIPS    COMMON SHARES 20825C104 $  7,447,307.78     97,978.00 Sh     Sole                                        97,978.00
CORNING INC       COMMON SHARES 219350105 $  1,478,400.00    105,000.00 Sh     Sole                                       105,000.00
COSTCO
WHOLESALE
CORP              COMMON SHARES 22160K105 $    946,499.20     10,424.00 Sh     Sole                                        10,424.00
COVIDIEN LTD      COMMON SHARES G2552X108 $  1,041,544.64     19,048.00 Sh     Sole                                        19,048.00
CREDIT
SUISSE
GROUP-SPON
ADR               COMMON SHARES 225401108 $  3,317,651.68    116,368.00 Sh     Sole                                       116,368.00
DANAHER CORP      COMMON SHARES 235851102 $  2,178,456.00     38,901.00 Sh     Sole                                        38,901.00
DEERE & CO        COMMON SHARES 244199105 $    859,077.10     10,619.00 Sh     Sole                                        10,619.00
DEUTSCHE
BANK
AG-REGISTERED     COMMON SHARES           $  2,312,695.71     46,449.00 Sh     Sole                                        46,449.00
DOW CHEMICAL      COMMON SHARES 260543103 $  8,140,400.00    235,000.00 Sh     Sole                                       235,000.00
DR HORTON INC     COMMON SHARES 23331A109 $ 22,755,000.00  1,500,000.00 Sh     Sole                                     1,500,000.00
DUKE ENERGY
CORP              COMMON SHARES 26441C105 $    445,727.15     21,215.00 Sh     Sole                                        21,215.00
EBAY INC          COMMON SHARES 278642103 $  1,543,010.40     41,816.00 Sh     Sole                                        41,816.00
EDISON
INTERNATIONAL     COMMON SHARES 281020107 $    449,628.27     10,577.00 Sh     Sole                                        10,577.00
ELI LILLY &
CO                COMMON SHARES 532457108 $  7,626,352.06    189,404.00 Sh     Sole                                       189,404.00
EMC CORP/MASS     COMMON SHARES 268648102 $    435,232.08     14,566.00 Sh     Sole                                        14,566.00
EMERSON
ELECTRIC CO       COMMON SHARES 291011104 $  2,009,034.36     38,502.00 Sh     Sole                                        38,502.00
EOG
RESOURCES INC     COMMON SHARES 26875P101 $  5,555,000.00     50,000.00 Sh     Sole                                        50,000.00
ESTEE LAUDER
COMPANIES-CL
A                 COMMON SHARES 518439104 $    666,969.92     10,768.00 Sh     Sole                                        10,768.00
EXXON MOBIL
CORP              COMMON SHARES 30231G102 $ 56,877,148.57    655,795.56 Sh     Sole                                       655,795.56
FASTENAL CO       COMMON SHARES 311900104 $ 64,920,000.00  1,200,000.00 Sh     Sole                                     1,200,000.00
FLUOR CORP        COMMON SHARES 343412102 $    981,894.16     16,354.00 Sh     Sole                                        16,354.00
FREEPORT-MCMORAN
COPPER            COMMON SHARES 35671D857 $    398,469.00     10,475.00 Sh     Sole                                        10,475.00

GENERAL
ELECTRIC CO     COMMON SHARES 369604103 $   20,621,342.97  1,027,471.00 Sh     Sole                                     1,027,471.00
GENERAL
MILLS INC       COMMON SHARES 370334104 $    5,917,500.00    150,000.00 Sh     Sole                                       150,000.00
GILEAD
SCIENCES INC    COMMON SHARES 375558103 $    1,261,272.04     25,814.00 Sh     Sole                                        25,814.00
GOLDCORP INC    COMMON SHARES 380956409 $      987,264.60     21,910.00 Sh     Sole                                        21,910.00
GOLDMAN
SACHS GROUP
INC             COMMON SHARES 38141G104 $   13,983,043.47    112,431.00 Sh     Sole                                       112,431.00
GOOGLE
INC-CL A        COMMON SHARES 38259P508 $    1,764,692.48      2,752.00 Sh     Sole                                         2,752.00
GREEN
MOUNTAIN
COFFEE ROASTE   COMMON SHARES 393122106 $    4,285,860.00     91,500.00 Sh     Sole                                        91,500.00
HALLIBURTON
CO              COMMON SHARES 406216101 $      951,159.02     28,658.00 Sh     Sole                                        28,658.00
HEWLETT-PACKARD
CO              COMMON SHARES 428236103 $   88,528,450.00  3,715,000.00 Sh     Shared        1                          3,715,000.00
HEWLETT-PACKARD
CO              COMMON SHARES 428236103 $      182,537.80      7,660.00 Sh     Sole                                         7,660.00
HOME DEPOT
INC             COMMON SHARES 437076102 $    1,120,755.87     22,277.00 Sh     Sole                                        22,277.00
INTEL CORP      COMMON SHARES 458140100 $    8,071,451.01    287,087.00 Sh     Sole                                       287,087.00
INTL
BUSINESS
MACHINES CORP   COMMON SHARES 459200101 $    6,939,699.00     33,260.00 Sh     Sole                                        33,260.00
INTUIT INC      COMMON SHARES 461202103 $    9,024,000.00    150,000.00 Sh     Sole                                       150,000.00
INVESCO LTD     COMMON SHARES G491BT108 $   20,002,500.00    750,000.00 Sh     Sole                                       750,000.00
ISHARES DJ
US REAL
ESTATE          COMMON SHARES 464287739 $   21,805,000.00    350,000.00 Sh     Sole                                       350,000.00
ISHARES
LEHMAN AGG
BOND FUND       COMMON SHARES 464287226 $    3,486,968.55     31,743.00 Sh     Sole                                        31,743.00
ISHARES MSCI
EAFE INDEX
FUND            COMMON SHARES 464287465 $      252,494.00      4,600.00 Sh     Sole                                         4,600.00
ISHARES
RUSSELL 2000    COMMON SHARES 464287655 $      306,397.00      3,700.00 Sh     Sole                                         3,700.00
JETBLUE
AIRWAYS CORP    COMMON SHARES 477143101 $    3,655,275.00    747,500.00 Sh     Sole                                       747,500.00
JOHNSON &
JOHNSON         COMMON SHARES 478160104 $    1,914,423.04     29,024.00 Sh     Sole                                        29,024.00
JPMORGAN
CHASE & CO      COMMON SHARES 46625H100 $   32,189,494.48    700,076.00 Sh     Sole                                       700,076.00
KELLOGG CO      COMMON SHARES 487836108 $   36,345,158.26    677,702.00 Sh     Sole                                       677,702.00
KEYCORP         COMMON SHARES 493267108 $      483,021.00     56,826.00 Sh     Sole                                        56,826.00
KIMCO REALTY    COMMON SHARES 49446R109 $   24,075,000.00  1,250,000.00 Sh     Sole                                     1,250,000.00
Kinder
Morgan
Energy
Partners,
L.P.            COMMON SHARES 494550106 $      239,975.00      2,900.00 Sh     Sole                                         2,900.00
KOHLS CORP      COMMON SHARES 500255104 $   10,370,768.73    207,291.00 Sh     Sole                                       207,291.00
KRAFT FOODS
INC-CLASS A     COMMON SHARES 50075N104 $    1,657,540.08     43,608.00 Sh     Sole                                        43,608.00
LEGGETT &
PLATT INC       COMMON SHARES 524660107 $    2,382,041.22    103,522.00 Sh     Sole                                       103,522.00
MACYS INC       COMMON SHARES 55616P104 $    1,224,836.17     30,829.00 Sh     Sole                                        30,829.00
MARSH &
MCLENNAN COS    COMMON SHARES 571748102 $    3,279,000.00    100,000.00 Sh     Sole                                       100,000.00
MCDONALDS
CORP            COMMON SHARES 580135101 $   16,209,945.90    165,239.00 Sh     Sole                                       165,239.00
MEDTRONIC INC   COMMON SHARES 585055106 $    2,332,196.90     59,510.00 Sh     Sole                                        59,510.00
MERCK & CO.
INC.            COMMON SHARES 589331107 $   27,197,721.60    708,274.00 Sh     Sole                                       708,274.00
METLIFE INC     COMMON SHARES 59156R108 $      665,689.05     17,823.00 Sh     Sole                                        17,823.00
MICROSOFT
CORP            COMMON SHARES 594918104 $    2,565,498.19     79,538.00 Sh     Sole                                        79,538.00
MONSANTO CO     COMMON SHARES 61166W101 $    1,221,524.40     15,315.00 Sh     Sole                                        15,315.00
MORGAN
STANLEY         COMMON SHARES 617446448 $    7,856,000.00    400,000.00 Sh     Sole                                       400,000.00
NEWMONT
MINING CORP     COMMON SHARES 651639106 $    3,276,358.08     63,904.00 Sh     Sole                                        63,904.00
NIKE INC -CL
B               COMMON SHARES 654106103 $    2,001,368.64     18,456.00 Sh     Sole                                        18,456.00
NORFOLK
SOUTHERN CORP   COMMON SHARES 655844108 $      331,256.56      5,032.00 Sh     Sole                                         5,032.00
NORTHERN
TRUST CORP      COMMON SHARES 665859104 $    3,457,207.00     72,860.00 Sh     Sole                                        72,860.00
OCCIDENTAL
PETROLEUM
CORP            COMMON SHARES 674599105 $      985,249.58     10,346.00 Sh     Sole                                        10,346.00
ORACLE CORP     COMMON SHARES 68389X105 $   35,896,222.44  1,231,009.00 Sh     Sole                                     1,231,009.00
PACCAR INC      COMMON SHARES 693718108 $   61,948,550.37  1,322,839.00 Sh     Sole                                     1,322,839.00
PACKAGING
CORP OF
AMERICA         COMMON SHARES           $    3,372,964.10    113,990.00 Sh     Sole                                       113,990.00
PFIZER INC      COMMON SHARES 717081103 $    2,528,359.54    111,652.00 Sh     Sole                                       111,652.00
PHILIP
MORRIS
INTERNATIONAL   COMMON SHARES 718172109 $    7,865,378.04     88,764.00 Sh     Sole                                        88,764.00
PIONEER
NATURAL
RESOURCES CO    COMMON SHARES 723787107 $    1,339,080.00     12,000.00 Sh     Sole                                        12,000.00
PNC
FINANCIAL
SERVICES
GROUP           COMMON SHARES 693475105 $      687,721.36     10,664.00 Sh     Sole                                        10,664.00
PPL
CORPORATION     COMMON SHARES 69351T106 $      468,126.90     16,565.00 Sh     Sole                                        16,565.00
PROCTER &
GAMBLE CO       COMMON SHARES 742718109 $   17,277,405.86    257,066.00 Sh     Sole                                       257,066.00
QUALCOMM INC    COMMON SHARES 747525103 $    3,325,479.66     48,861.00 Sh     Sole                                        48,861.00
RDS Stock       COMMON SHARES 780259206 $      492,312.60      7,020.00 Sh     Sole                                         7,020.00
ROYAL BANK
OF CANADA       COMMON SHARES 780087102 $   12,126,006.45    208,889.00 Sh     Sole                                       208,889.00
SANDISK CORP    COMMON SHARES 80004C101 $    1,875,444.21     37,819.00 Sh     Sole                                        37,819.00
SCHLUMBERGER
LTD             COMMON SHARES 806857108 $      556,083.36      7,952.00 Sh     Sole                                         7,952.00
SEMPRA ENERGY   COMMON SHARES 816851109 $      460,792.60      7,685.00 Sh     Sole                                         7,685.00
SOUTHERN CO     COMMON SHARES 842587107 $      450,108.74     10,018.00 Sh     Sole                                        10,018.00
SPDR DJIA
TRUST           COMMON SHARES 78467X109 $    2,873,240.00     21,800.00 Sh     Sole                                        21,800.00
SPDR TRUST
SERIES 1        COMMON SHARES 78462F103 $    6,148,468.65     43,665.00 Sh     Sole                                        43,665.00
ST JUDE
MEDICAL INC     COMMON SHARES 790849103 $      848,226.33     19,143.00 Sh     Sole                                        19,143.00
STERICYCLE
INC             COMMON SHARES 858912108 $    2,492,472.00     29,800.00 Sh     Sole                                        29,800.00
SUNTRUST
BANKS INC       COMMON SHARES 867914103 $      647,756.00     26,800.00 Sh     Sole                                        26,800.00
SYSCO CORP      COMMON SHARES 871829107 $    3,583,200.00    120,000.00 Sh     Sole                                       120,000.00
TD
AMERITRADE
HOLDING CORP    COMMON SHARES 87236Y108 $    8,097,348.00    410,200.00 Sh     Sole                                       410,200.00

THE WALT
DISNEY CO       COMMON SHARES 254687106 $      971,127.96     22,182.00 Sh     Sole                                        22,182.00
UNION
PACIFIC CORP    COMMON SHARES 907818108 $      545,461.00      5,075.00 Sh     Sole                                         5,075.00
UNITED
PARCEL
SERVICE-CL B    COMMON SHARES 911312106 $   75,404,507.28    934,149.00 Sh     Sole                                       934,149.00
UNITED
TECHNOLOGIES
CORP            COMMON SHARES 913017109 $      404,996.02      4,883.00 Sh     Sole                                         4,883.00
UNITEDHEALTH
GROUP INC       COMMON SHARES 91324P102 $      844,374.44     14,326.00 Sh     Sole                                        14,326.00
VANGUARD
TOTAL BOND
MARKET          COMMON SHARES 921937835 $      932,736.00     11,200.00 Sh     Sole                                        11,200.00
VARIAN
MEDICAL
SYSTEMS INC     COMMON SHARES 92220P105 $      961,164.48     13,938.00 Sh     Sole                                        13,938.00
VISA
INC-CLASS A
SHARES          COMMON SHARES 92826C839 $      773,962.00      6,559.00 Sh     Sole                                         6,559.00
WAL-MART
STORES INC      COMMON SHARES 931142103 $   45,913,892.40    750,227.00 Sh     Sole                                       750,227.00
WELLS FARGO
& COMPANY       COMMON SHARES 949746101 $   14,345,730.42    420,203.00 Sh     Sole                                       420,203.00
ZIMMER
HOLDINGS INC    COMMON SHARES 98956P102 $    5,142,400.00     80,000.00 Sh     Sole                                        80,000.00
ZIONS
BANCORPORATION  COMMON SHARES 989701107 $      620,966.56     28,936.00 Sh     Sole                                        28,936.00
                                        $1,271,518,765.91 31,140,831.56